Note 9 - Finance Income and Expense	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
9.	Finance income and expense

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Finance income
Interest received	-	4	9	13

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Finance expense
Related party loan interest payable	387	1,588	1,636	171
Convertible loan notes and preference shares interest payable	307	1,284	1,220	358
Financing agreement finance cost payable	-	206	217	-
Debtor invoice finance cost payable	51	164	-	-
Finance lease interest payable	22	1	55	-
Bank interest payable	6	-	17	5
Provisions – unwinding of discount	42	-	-	-
Foreign exchange losses	(19)	-	93	2
Other finance costs	-	-	157	58
Total finance expense	796	3,243	3,395	600